Cover	Aug. 28, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2026
Entity File Number	001-42636
Entity Registrant Name	EGH Acquisition Corp.
Entity Central Index Key	0002052547
Entity Tax Identification Number	98-1836055
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7901 4th Street North
Entity Address, Address Line Two	Suite No. 12820
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33702
City Area Code	941
Local Phone Number	274-3811
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	EGHAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EGHA
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Trading Symbol	EGHAR
Security Exchange Name	NASDAQ